March 3, 2006


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

ATTN:         Ms. Patsy Mengiste
              Document Control - EDGAR

  Re:         AXP Tax-Free Money Series, Inc.
                   RiverSource Tax-Exempt Money Market Fund
              Post-Effective Amendment No. 42
              File No. 2-66868/811-3003

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 42 (Amendment). This Amendment was filed electronically on Feb. 27, 2006.

If you have any questions or concerns regarding this filing, please contact Katina Walker at (612) 671-6990 or me at (612) 671-4321.

Sincerely,



/s/ Christopher O. Petersen
----------------------------
    Christopher O. Petersen
    Counsel - Asset Management
    Ameriprise Financial, Inc.